Note 8 - Property and Equipment (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Depreciation, Total	$ 42	$ 50	$ 195	$ 160